Loans and financing (Tables)	12 Months Ended
Dec. 31, 2023
Loans And Financing
Schedule of changes in short and long-term loans

			2022										2023
	Maturity	Interest rate p.a.	Current	Non-current	Total	Funding	Unrealized gain (loss) from ESN	Payments	Interest incurred	Interest paid	Exchange rate change	Amortization of costs and premium	Total	Current	Non-current
Domestic currency contracts
Debentures (a)	06/2026	17.23%	640,046	431,973	1,072,019	886,000	-	(1,090,976)	164,954	(165,537)	-	585	867,045	347,614	519,431
Working capital (b)	10/2025	17.76%	76,710	39,071	115,781	-	-	(76,417)	13,345	(13,934)	-	-	38,775	36,632	2,143

Foreign currency contracts
Import financing (d)	05/2024	14.28%	77,193	-	77,193	-	-	(45,361)	8,415	(9,442)	(4,787)	-	26,018	26,018	-
ESN 2024 (e)	07/2024	3.75%	38,114	1,819,315	1,857,429	-	(14,894)	(1,639,173)	69,936	(56,007)	(26,525)	15	190,781	190,781	-
Spare Engine Facility (f)	09/2024	6.00%	30,265	93,963	124,228	-	-	(115,171)	3,338	(4,686)	(8,057)	348	-	-	-
Credit Facility (n)	11/2024	0.00%	-	-	-	104,377	-	(13,842)	2,199	-	146	-	92,880	92,880	-
Senior Notes 2025 (g)	01/2025	7.00%	98,919	3,372,353	3,471,272	-	-	(1,592,644)	138,950	(182,740)	(139,446)	5,772	1,701,164	48,352	1,652,812
Senior Secured Notes 2026 (h)	06/2026	8.00%	-	3,272,229	3,272,229	-	-	(2,007,389)	128,728	(125,675)	(101,462)	16,663	1,183,094	-	1,183,094
Senior Secured Amortizing Notes (i)	06/2026	4.76%	121,111	882,168	1,003,279	220,634	-	(161,868)	46,242	(44,883)	(79,089)	7,605	991,920	479,148	512,772
Loan Facility (j)	03/2028	6.71%	27,682	144,182	171,864	-	-	(159,198)	8,532	(10,191)	(12,274)	1,267	-	-	-
Senior Secured Notes 2028 (l)	03/2028	18.00%	-	-	-	7,363,736	-	(6,407,576)	740,357	(154,122)	(237,777)	-	1,304,618	4,346	1,300,272
ESSN 2028 (1) (m)	03/2028	18.00%	-	-	-	6,923,269	(3,409,360)	-	284,107	(177,697)	(117,959)	-	3,502,360	21,921	3,480,439
Perpetual bonds (2) (k)	-	8.75%	16,589	803,008	819,597	-	-	(79,615)	61,857	(65,182)	(51,723)	-	684,934	13,862	671,072
Total			1,126,629	10,858,262	11,984,891	15,498,016	(3,424,254)	(13,389,230)	1,670,960	(1,010,096)	(778,953)	32,255	10,583,589	1,261,554	9,322,035

			2021										2022
	Maturity	Interest rate p.a.	Current	Non-current	Total	Funding	Unrealized gain (loss) from ESN	Payments	Interest incurred	Interest paid	Exchange rate change	Amortization of costs and Goodwill	Total	Current	Non-current
Domestic currency contracts
Debentures (a)	10/2024	18.76%	109,519	1,055,249	1,164,768	-	-	(82,574)	187,332	(211,713)	-	14,206	1,072,019	640,046	431,973
Working capital (b)	10/2025	18.84%	48,239	9,757	57,996	110,000	-	(51,383)	10,447	(11,279)	-	-	115,781	76,710	39,071

Foreign currency contracts
Financing with Ex-lm Bank (c)	10/2022	3.56%	99,396	-	99,396	-	-	(91,231)	1,415	(988)	(9,931)	1,339	-	-	-
Import financing (d)	03/2023	11.59%	138,034	-	138,034	-	-	(51,889)	8,780	(8,669)	(9,063)	-	77,193	77,193	-
ESN 2024 (e)	07/2024	3.75%	40,764	1,947,463	1,988,227	-	(132,626)	-	207,028	(84,037)	(128,292)	7,129	1,857,429	38,114	1,819,315
Spare Engine Facility (f)	09/2024	6.00%	24,651	125,106	149,757	-	-	(17,321)	4,848	(3,478)	(9,860)	282	124,228	30,265	93,963
Senior Notes 2025 (g)	01/2025	7.00%	105,797	3,598,981	3,704,778	-	-	-	234,900	(239,917)	(237,683)	9,194	3,471,272	98,919	3,372,353
Senior Secured Notes 2026 (h)	06/2026	8.00%	-	3,451,977	3,451,977	-	-	-	268,457	(271,848)	(232,429)	56,072	3,272,229	-	3,272,229
Senior Secured Amortizing Notes (i)	06/2026	4.76%	-	-	-	1,003,279	-	-	-	-	-	-	1,003,279	121,111	882,168
Loan Facility (j)	03/2028	7.11%	50,471	218,040	268,511	-	-	(79,366)	11,372	(10,944)	(17,964)	255	171,864	27,682	144,182
Perpetual bonds (2) (k)	-	8.75%	17,743	858,843	876,586	-	-	-	69,533	(69,778)	(56,744)	-	819,597	16,589	803,008
Total			634,614	11,265,416	11,900,030	1,113,279	(132,626)	(373,764)	1,004,112	(912,651)	(701,966)	88,477	11,984,891	1,126,629	10,858,262

(1)	Exchangeable Senior Notes see Note 32.2.
(2)	On December 31, 2020, includes the removal of related parties, considering the securities issued by Gol Finance, held by GLA, totaling R$10,609, These securities were resold, so there is no elimination in the fiscal year ended December 31, 2023.

(a)	The debentures refer to: (i) 7th issuance in 3 series: 84,500 remaining titles by subsidiary GLA, originally in October 2018 for the early full settlement of the 6th issuance; and (ii) 8th issuance: 610,217 titles by subsidiary GLA in October 2021 aimed at refinancing short-term debt. The debentures have surety guarantees from the Company and real guarantees provided by GLA in the form of fiduciary assignment of certain credit card receivables, with the preservation of the rights to anticipate receivables from these guarantees. Both issuances were last renegotiated in September 2023, with changes in term, interest rate, reduction of collateral, and removal of other related obligations. On September 26, 2023, the Company renegotiated the 7th and 8th issuances, as mentioned in explanatory note 16.1.1.
(b)	Issuance of operations aimed at maintaining and managing the Company's working capital. The working capital guarantee is tied to credit card receivables.
(c)	Secured financing obtained by the subsidiary Gol Finance in August 2020, from Delta Airlines, secured through Smiles shares and other assets, fully settled in 2021.
(d)	Credit lines with private banks, used for financing the import of spare parts and aeronautical equipment. Guarantees are tied to CDB.
(e)	Issuance of Exchangeable Senior Notes ("ESN") by subsidiary Gol Finance in March, April, and July 2019, maturing in 2024, where the bondholders will have the right to exchange them for American Depositary Shares ("ADSs") of the Company.
(f)	Loan secured by the Company's own engines, maturing in 2024.
(g)	Issuances of Senior Notes 2025 by subsidiary Gol Finance in December 2017 and February 2018, for repurchase of Senior Notes and general purposes of the Company.
(h)	Issuances of Senior Secured Notes 2026 by subsidiary Gol Finance in December 2020, May, and September 2021, maturing in 2026. The SSN 2026 have guarantees tied to Smiles receivables.
(i)	Issuance of Senior Secured Amortizing Notes by subsidiary Gol Finance, in December 2022, January, April, June, and July 2023, maturing in 2025 (Series B) and 2026 (Series A), in exchange for the full compliance of certain aircraft lease payment obligations, which are under deferral agreement.
(j)	Loans secured by 3 engines as of December 31, 2023, executed between 2017 and 2020.
(k)	Issuance of Perpetual Bonds by subsidiary Gol Finance in April 2006 for financing aircraft acquisitions.
(l)	Issuance of Senior Secured Notes 2028 by subsidiary Gol Finance with Abra, between March and September 2023, maturing in 2028. See explanatory note 16.1.3.
(m)	Issuance of Exchangeable Senior Secured Notes ("ESSN") by subsidiary Gol Finance in September 2023, maturing in 2028. The ESSN 2028 have guarantees tied to Gol and Smiles intellectual property and Gol Spare Parts.
(n)	Credit line through the strategic cooperation agreement with AIR FRANCE -KLM ("AFKL"), maturing in 2024. See explanatory note 16.1.4.

Schedule of senior secured amortizing notes

Operation	Amount		Costs, premiums, goodwill		Exchange	Maturity
Date	(US$ thousand)	(R$ thousand)	(US$ thousand)	(R$ thousand)	rate (a.a.)	Date
01/27/2023	6,993	35,499	365	1,826	5.0%	06/30/2026
04/20/2023	19,976	100,873	578	2,700	3.0%	06/30/2025
06/07/2023	9,000	44,207	214	1,160	3.0%	06/30/2025
07/19/2023	8,970	43,055	34	161	5.0%	06/30/2026
12/31/2023	-	-	(569)	(2,847)	-	-
Total	44,939	223,634	622	3,000

Schedule of maturities of loans and financing

	2025	2026	2027	2028	Without maturity date	Total
In domestic currency
Debentures	345,879	173,552	-	-	-	519,431
Working capital	2,143	-	-	-	-	2,143
In foreign currency
Senior Notes 2025	1,652,812	-	-	-	-	1,652,812
Senior Secured Notes 2026	-	1,183,094	-	-	-	1,183,094
Senior Secured Amortizing Notes	376,994	135,778	-	-	-	512,772
Senior Secured Notes 2028	-	-	-	1,300,272	-	1,300,272
ESSN 2028	-	-	-	3,480,439	-	3,480,439
Perpetual Bonds	-	-	-	-	671,072	671,072
Total	2,377,828	1,492,424	-	4,780,711	671,072	9,322,035

Schedule of fair value of loans and financing

	Book value (*)	Fair value
Debentures	867,045	867,045
ESN 2024	190,781	155,799
Senior Notes 2025	1,701,164	563,671
Senior Secured Notes 2026	1,183,094	439,994
Senior Secured Amortizing Notes	991,920	622,424
Senior Secured Notes 2028	1,304,618	392,065
ESSN 2028	3,502,360	1,879,613
Perpetual bonds	684,934	217,884
Other loans and financing	157,673	157,673
Total	10,583,589	5,296,168
(*)	Total net of funding costs.